Fair Value Measurements - Summary of change in fair value of private placement warrant liability (Detail) - Private Placement Warrant Liability - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, Beginning Balance	$ 1,862	$ 678
Change in fair value	(1,184)	(638)
Fair value, Ending Balance	$ 678	$ 40